Supplement dated December 15, 2010
to the Institutional Class Prospectus
for Principal Funds, Inc.
dated March 1, 2010

(as supplemented on March 1, 2010, March 17, 2010, May 3, 2010,
May 19, 2010, May 27, 2010, June 16, 2010, August 10, 2010
and September 16, 2010)

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

GLOBAL DIVERSIFIED INCOME FUND
Delete the Average Annual Total Returns table on page 230 and substitute:

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	Life of Fund
Class A Return Before Taxes	34.54%	34.60%
Class A Return After Taxes on Distributions	27.75%	28.00%
Class A Return After Taxes on Distribution and Sale of Fund Shares	22.32%	25.51%
Class C Return Before Taxes	37.77%	38.56%
Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index	58.76%	71.19%
(reflects no deduction for fees, expenses, or taxes)
BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no	-15.20	31.26
deduction for fees, expenses, or taxes)
Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction	46.19	43.53
for fees, expenses, or taxes)
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees,	38.26	47.45
expenses, or taxes)
Barclays Capital AAA CMBS (reflects no deduction for fees, expenses, or	27.17	37.21
taxes)
Barclays Capital Investment Grade CMBS Index (reflects no deduction for	28.14	37.88
fees, expenses, or taxes)
Barclays Capital U.S. Dollar Emerging Markets Bond Index (reflects no	34.23	39.64
deduction for fees, expenses, or taxes)
MSCI World Value Index (reflects no deduction for fees, expenses, or	26.68	29.51
taxes)
Tortoise Midstream MLP Index (reflects no deduction for fees, expenses,	76.08	69.53
or taxes)
Global Diversified Income Custom Index (reflects no deduction for fees,	46.09%	53.56%
expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

LifeTime results are measured from the date the Institutional Class Shares were first sold (December 15,
2008).

Performance of a blended index shows how the Fund’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Global Diversified Income Custom Index in the Average Annual Total Returns table are 35%
Barclays Capital U.S. High Yield 2% Issuer Capped Index, 20% blend of 65% BofA Merrill Lynch Fixed Rate
Preferred Securities Index and 35% Barclays Capital U.S. Tier I Capital Securities Index, 15% blend of 75%
FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital AAA CMBS Index, 10% Barclays Capital
U.S. Dollar Emerging Markets Bond Index, 10% MSCI World Value Index, and 10% Tortoise Midstream
MLP Index.

Effective December 31, 2010, the weightings for Global Diversified Income Custom Index will change to the following: 35% Barclays Capital U.S. High Yield 2% Issuer Capped Index, 25% blend of 50% BofA Merrill
Lynch Fixed Rate Preferred Securities Index and 50% Barclays Capital U.S. Tier I Capital Securities Index,
11% blend of 75% FTSE EPRA/NAREIT Developed Index and 25% Barclays Capital Investment Grade
CMBS Index, 12 % Barclays Capital U.S. Dollar Emerging Markets Bond Index, 7% MSCI World Value
Index, and 10% Tortoise Midstream MLP Index.

Under the Sub-Advisor(s) and Portfolio Manager(s) heading, add the following to the list for Principal Global
Investors, LLC:
• Jeffrey Sacks (since 2010), Portfolio Manager

GOVERNMENT & HIGH QUALITY BOND FUND
Under the Sub-Advisor(s) and Portfolio Manager(s) heading, delete references to Brian L. Placzek.

INCOME FUND
Under the Sub-Advisor(s) and Portfolio Manager(s) heading, delete references to Brian L. Placzek.

LARGECAP GROWTH FUND II
In the Principal Investment Strategies and Management Sub-Advisor(s) sections, delete Montag & Caldwell,
Inc. and substitute Montag & Caldwell, LLC.

PREFERRED SECURITIES FUND
The fiscal year end for the Preferred Securities Fund has changed. Effective January 1, 2011, delete all references to the Preferred Securities Fund from this prospectus.

SHORT-TERM INCOME FUND
Under the Sub-Advisor(s) and Portfolio Manager(s) heading, delete references to Brian L. Placzek.

MANAGEMENT OF THE FUNDS
The Sub-Advisors

In the section for Edge Asset Management, Inc., delete references to Brian L. Placzek.

In the section for Principal Global Investors, LLC, add the following:
Jeffrey Sacks has been with PGI since 2010. As a co-employee of PGI and Principal Global Investors
(Europe) Limited, Mr. Sacks manages Principal Fund assets as an employee of PGI. Prior to working for
PGI, Mr. Sacks served as an emerging markets debt portfolio manager at Barclays. He earned a B.A. with honors in management sciences from Manchester University and an M.B.A. from the London Business
School. He is a member of the UK Institute of Investment Management.

In the section for Montag & Caldwell, Inc. (“M&C”), delete the current paragraph describing the firm and substitute:
Montag & Caldwell, LLC (“M&C”), 3455 Peachtree Rd., NE, Suite 1200, Atlanta, Georgia 30326, is an
employee owned registered investment adviser which on September 24, 2010 succeeded to the business of
Montag & Caldwell, Inc., a registered investment adviser founded in 1945.

Fees Paid to Principal
On page 292, add the following to the table: SmallCap Value Fund II	0.99%